Income Taxes - Summary of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ 4,477,272	₩ (5,198,946)
Amounts recognized in profit or loss	3,427,690	10,026,566
Amount recognized in other comprehensive income (loss)	93,705	(354,903)	₩ (203,450)
Amounts recognized directly in equity	0	4,555
Ending balance	7,998,667	4,477,272	(5,198,946)
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,416,288)	(7,962,698)
Amounts recognized in profit or loss	1,733,121	896,758
Amount recognized in other comprehensive income (loss)	93,705	(354,903)
Amounts recognized directly in equity	0	4,555
Ending balance	(5,589,462)	(7,416,288)	(7,962,698)
Employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	199,553	558,383
Amounts recognized in profit or loss	6,597	(36,341)
Amount recognized in other comprehensive income (loss)	133,134	(322,489)
Amounts recognized directly in equity	0	0
Ending balance	339,284	199,553	558,383
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(55,340)	(49,947)
Amounts recognized in profit or loss	29,622	(46,188)
Amount recognized in other comprehensive income (loss)	4,863	40,390
Amounts recognized directly in equity	0	405
Ending balance	(20,855)	(55,340)	(49,947)
Investments in subsidiaries, associates and joint ventures
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(8,377,687)	(8,721,320)
Amounts recognized in profit or loss	1,300,263	410,310
Amount recognized in other comprehensive income (loss)	(40,213)	(66,677)
Amounts recognized directly in equity	0	0
Ending balance	(7,117,637)	(8,377,687)	(8,721,320)
Property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,541,638)	(7,430,461)
Amounts recognized in profit or loss	534,361	(111,177)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(7,007,277)	(7,541,638)	(7,430,461)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(405,639)	(415,558)
Amounts recognized in profit or loss	179,943	9,919
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(225,696)	(405,639)	(415,558)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(24,931)	(31,481)
Amounts recognized in profit or loss	1,526	6,550
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(23,405)	(24,931)	(31,481)
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	3,457	12
Amounts recognized in profit or loss	(5,199)	3,445
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(1,742)	3,457	12
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	21,143	27,381
Amounts recognized in profit or loss	16,839	25,178
Amount recognized in other comprehensive income (loss)	(10,624)	(31,416)
Amounts recognized directly in equity	0	0
Ending balance	27,358	21,143	27,381
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	169,980	186,391
Amounts recognized in profit or loss	(13,580)	(16,411)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	156,400	169,980	186,391
Provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	7,089,344	6,494,314
Amounts recognized in profit or loss	(47,684)	595,030
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	7,041,660	7,089,344	6,494,314
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	2,474	801
Amounts recognized in profit or loss	(74)	1,673
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	2,400	2,474	801
Other financial liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	21,418	31,410
Amounts recognized in profit or loss	(3,426)	(14,142)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	4,150
Ending balance	17,992	21,418	31,410
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	134,316	91,411
Amounts recognized in profit or loss	(6,306)	42,905
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	128,010	134,316	91,411
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	58,235	64,264
Amounts recognized in profit or loss	(2,492)	(6,029)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	55,743	58,235	64,264
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	16,614	10,002
Amounts recognized in profit or loss	17,321	6,612
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	33,935	16,614	10,002
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(215,159)	(224,127)
Amounts recognized in profit or loss	3,299	8,968
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(211,860)	(215,159)	(224,127)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,487,572	1,445,827
Amounts recognized in profit or loss	(277,889)	16,456
Amount recognized in other comprehensive income (loss)	6,545	25,289
Amounts recognized directly in equity	0	0
Ending balance	1,216,228	1,487,572	1,445,827
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	11,893,560	2,763,752
Amounts recognized in profit or loss	1,694,569	9,129,808
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	13,588,129	11,893,560	2,763,752
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	11,662,105	2,559,877
Amounts recognized in profit or loss	1,676,638	9,102,228
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	13,338,743	11,662,105	2,559,877
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	81,046	69,185
Amounts recognized in profit or loss	(34,724)	11,861
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	46,322	81,046	69,185
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	150,409	134,690
Amounts recognized in profit or loss	52,665	15,719
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	₩ 203,064	₩ 150,409	₩ 134,690